Interest and similar income	12 Months Ended
Dec. 31, 2022
Interest And Similar Income
Interest and similar income

31.	Interest and similar income

Interest and similar income in the consolidated statement of income comprises interest accrued during the year on all financial assets with an implicit or explicit return, calculated using the effective interest method, regardless of the measurement of fair value, and adjustments to result as a result of hedge accounting. Interest is recognized gross, excluding withholding taxes.

The breakdown of the main items of interest and similar charges accrued in 2022, 2021 and 2020 is as follows:

Thousand of reais	2022	2021	2020

Cash and balances with the Brazilian Central Bank	10,202,362	2,581,083	1,552,121
Loans and advances - Credit institutions	2,722,311	1,116,013	1,518,557
Loans and advances - Customers	73,596,047	55,775,027	44,103,997
Debt instruments	22,001,700	16,957,840	13,556,403
Pension Plans (note 21)	19,587	19,612	16,720
Other interest	6,683,111	1,537,733	2,027,142
Total	115,225,118	77,987,308	62,774,940